Summary of Significant Accounting Policies (Details) - Schedule of Accumulated Amortization and Amortization Expense - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Accumulated Amortization and Amortization Expense [Abstract]
2023 (remaining)	$ 49,370
2024	192,436	$ 174,741
2025	189,019	174,035
2026	171,684	170,618
2027	168,006	153,283
Thereafter	1,180,852	1,175,551
Total	$ 1,951,367	$ 1,997,833